INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 1,690,923	$ 1,627,230
Offsetting presentation	(330,736)	(209,572)
Net Effect	1,360,187	1,417,658	$ 1,485,364
Property, Plant and Equipment [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	900,415	831,471
Financial Instruments [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	25,630	14,225
Biological Assets [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	642,221	661,582
Inventory [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	38,251	39,025
Prepaid Expenses [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	41,338	37,897
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	17,942	20,240
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 25,126	$ 22,790